Income Taxes	6 Months Ended
Jun. 30, 2017
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income Taxes:
17. Income Taxes:
None of the countries of incorporation of the Company and its subsidiaries impose a tax on international shipping income earned by a "non-resident" corporation thereof. Under the laws of the Republic of the Marshall Islands, Malta and Norway, the countries in which the Company and the drybulk, offshore support, tanker and gas carrier vessels owned by subsidiaries of the Company are registered, the Company's subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels' operating expenses in the accompanying unaudited interim condensed consolidated statements of operations.
The Republic of the Marshall Islands, Malta and Norway, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an "equivalent exemption" to United States corporations with respect to each type of shipping income earned by the Company's ship-owning subsidiaries. Therefore, the ship-owning subsidiaries may be eligible to qualify for exemption from United States federal income taxation with respect to U.S. source shipping income if such companies satisfy certain ownership and documentation requirements under applicable U.S. federal income tax law and regulations. The ship-owning subsidiaries will be deemed to satisfy these certain requirements if the Company is able to satisfy such requirements.  The Company does not believe that it can satisfy the ownership requirements to qualify for an exemption from United States taxation on its U.S. source shipping income for the taxable year ending December 31, 2017.  Therefore, each of the Company's Republic of the Marshall Islands, Malta and Norway ship-owning subsidiaries will be subject to U.S. federal income tax in respect of their U.S. source shipping income. The Company is in the process of estimating what its tax exposure will be.